Share-based compensation - 2013 Plan (Details) - 2013 Plan [Member] - Restricted shares [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2013
Share-based compensation
Maximum aggregate number of shares available for grant				9,073,732
Unrecognized compensation costs on restricted shares	$ 0	$ 0
Number of restricted share vested	0	0	0